Revenue - Summary of Changes in Contract Assets and Contract Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets
Net increase of customer contracts	$ 5,972	$ 6,066	$ 4,126
Reclassified to trade receivables	(5,681)	(6,405)	(7,532)
Significant changes of contract assets	291	(339)	(3,406)
Contract liabilities
Net increase of customer contracts	7	22	16
Recognized as revenues	(30)	(89)	(194)
Significant changes of contract liabilities	$ (23)	$ (67)	$ (178)